Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2016
Property and equipment, net
Schedule of property and equipment, net

	As of March 31,
	2015	2016
	(in millions of RMB)
Computer equipment and software	9,829	13,289
Buildings and leasehold improvements	2,828	6,155
Construction in progress	1,818	1,883
Furniture, office and transportation equipment	430	483

	14,905	21,810
Less: accumulated depreciation and amortization	(5,766)	(8,181)

Net book value	9,139	13,629